5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,000	$ 1,016,000
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	1,500	1,429,590
Ohio Water Development Authority, 5.00%, 12/1/39	1,000	1,154,590
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	400	370,592
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	675	707,873
		$ 4,678,645
Education — 3.2%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.657%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,663,375
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	543,764
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/36	395	434,065
5.00%, 7/1/37	840	917,381
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/35	1,840	2,121,667
5.00%, 7/1/36	1,600	1,823,168
5.00%, 7/1/37	2,000	2,250,360
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):
4.00%, 7/1/34	1,155	1,178,562
4.00%, 9/1/34	350	366,979
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	653,490
Saginaw Valley State University, MI:
5.00%, 7/1/27	400	423,560
5.00%, 7/1/28	1,000	1,059,520
University of Mississippi Educational Building Corp.:
4.00%, 10/1/37	350	361,200
4.00%, 10/1/38	1,590	1,638,272
Virginia College Building Authority, 4.00%, 2/1/33	1,000	1,042,330
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,566,681
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	3,027,780
		$ 22,072,154
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 2.7%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,875,380
4.00%, 2/15/36	1,000	1,012,910
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,051,450
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	573,013
Florida Municipal Power Agency, 3.00%, 10/1/33	1,875	1,768,612
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	264,398
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	780,570
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	806,228
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	531,880
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,730	2,795,029
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/30	1,500	1,539,600
5.00%, 10/1/31	1,000	1,025,560
5.00%, 10/1/33	300	307,122
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	254,973
		$ 18,586,725
Escrowed/Prerefunded — 0.1%
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$150	$ 156,632
Kentucky Turnpike Authority, Prerefunded to 7/1/23, 5.00%, 7/1/33	300	300,855
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	250	259,167
		$ 716,654
General Obligations — 38.5%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 307,875
Anne Arundel County, MD, 5.00%, 4/1/33	700	830,781
Arlington Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/34	2,050	2,076,240
4.00%, 2/15/36	1,000	1,036,470
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	786,478
Auburn, AL, 5.00%, 8/1/37	1,915	2,179,155
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	408,784

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Barbers Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	$2,970	$ 3,439,052
Belding Area Schools, MI, 5.00%, 5/1/30	225	237,915
Bethel Park School District, PA, 4.00%, 8/1/35	650	680,881
Beverly Hills Unified School District, CA, (Election of 2008), 0.00%, 8/1/33	755	551,225
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	770	831,531
Bexar County, TX, 3.00%, 6/15/30	6,000	5,941,440
Birmingham, AL, 5.00%, 12/1/27	2,460	2,707,845
Blanco Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	900	1,040,886
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	1,012,740
Bozeman High School District No. 7, MT, 3.00%, 12/1/34	500	489,610
Burbank Unified School District, CA, (Election of 2013), 4.45% (0.00% to 8/1/23), 8/1/36	900	942,435
Burlington, VT, 5.00%, 11/1/29	75	85,674
California:
2.85%, 12/1/32	2,040	1,998,302
4.55%, 12/1/37	1,000	1,087,750
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,006,110
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,158,324
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	961,302
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	450	361,481
0.00%, 8/1/31	460	356,040
0.00%, 8/1/32	530	394,453
0.00%, 8/1/33	1,575	1,121,416
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,131,493
4.00%, 9/1/33	1,000	1,025,630
4.00%, 9/1/34	1,000	1,024,530
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	442,810
Cheltenham School District, PA, 4.00%, 2/15/35	1,005	1,054,778
Chisholm Independent School District No. 695, MN:
0.00%, 2/1/37	615	348,767
0.00%, 2/1/38	820	438,003
Clark County, NV, 4.00%, 6/1/36	175	178,182
Cleveland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/38	1,050	1,071,472
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	331,731
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Colonial School District, PA, 5.00%, 2/15/33	$50	$ 52,159
Comal County, TX, 4.00%, 2/1/33	5,580	5,743,550
Connecticut:
4.00%, 1/15/34	3,000	3,205,890
4.00%, 1/15/35	3,000	3,178,230
5.00%, 8/15/31	5,580	5,610,802
Conroe, TX, 4.125%, 3/1/39	1,895	1,927,859
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	108,447
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	675,719
Coopersville Area Public Schools, MI, 4.00%, 5/1/35	430	453,065
Corona-Norco Unified School District, CA, (Election of 2014), 5.00%, 8/1/33	350	394,618
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	602,530
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,613,251
Danville, VA, 4.00%, 9/1/33	3,490	3,900,529
David Douglas School District No. 40, OR:
0.00%, 6/15/31	525	404,182
0.00%, 6/15/34	1,850	1,248,195
0.00%, 6/15/35	1,250	794,137
0.00%, 6/15/36	1,690	1,001,714
0.00%, 6/15/37	1,000	553,530
0.00%, 6/15/38	750	388,763
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	781,800
Delaware, 5.00%, 2/1/29	1,000	1,119,740
Dublin City School District, OH, 5.00%, 12/1/29	500	565,985
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	512,040
Fairfax County, VA:
4.00%, 10/1/35	4,225	4,442,461
4.00%, 10/1/36	5,775	6,021,130
Falls City Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	1,000	1,012,540
Florida, (Department of Transportation), 2.00%, 7/1/33	1,535	1,339,303
Forney Independent School District, TX, 0.00%, 8/15/37	275	153,164
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	382,888
3.00%, 8/15/36	500	461,925
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	407,700
Georgia:
5.00%, 7/1/30	5,000	5,885,400

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Georgia: (continued)
5.00%, 2/1/32	$1,000	$ 1,092,060
Grand Forks County, ND, 4.00%, 10/1/35	1,480	1,570,709
Hamilton County, IN, 4.00%, 12/31/38	1,305	1,340,927
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	924,396
Hawaii, 4.00%, 1/1/37	1,000	1,025,960
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,445	3,400,181
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,070,950
Hitchcock Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	750	849,750
Homewood, AL, 5.00%, 9/1/29	2,000	2,145,160
Honolulu City and County, HI, 3.00%, 9/1/31	110	110,846
Houston, TX, 4.00%, 3/1/37	1,730	1,750,518
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,458,597
Series 2022B, 5.00%, 3/1/29	2,000	2,185,420
Irving, TX:
4.00%, 9/15/36	2,025	2,097,313
4.00%, 9/15/37	4,030	4,134,135
4.00%, 9/15/37	1,135	1,164,328
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,007,640
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,551,945
Kansas City, MO:
3.00%, 2/1/35	950	913,320
4.00%, 2/1/37	2,500	2,593,000
Kennebunk, ME, 2.00%, 10/1/35	600	499,938
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	727,020
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,037,440
Lakeland, FL, 5.00%, 10/1/30	1,000	1,034,160
Lamar Consolidated Independent School District, TX, 5.00%, 2/15/37	1,895	2,180,235
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,000	2,177,560
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,643,072
Lincoln, NE, 3.00%, 5/15/33	1,090	1,087,362
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	200	204,976
Lone Star College System, TX, 3.00%, 2/15/36	1,695	1,589,147
Longview, TX, 4.00%, 9/1/37	1,100	1,104,763
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	$1,690	$ 1,760,034
Massachusetts, 4.00%, 5/1/36	5,050	5,224,174
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	206,264
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	425	448,528
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	399,343
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	366,480
Monrovia Unified School District, CA, (Election of 2006):
0.00%, 8/1/34	3,550	2,348,112
0.00%, 8/1/36	1,830	1,061,473
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,309,828
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,226,999
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	154,896
Nevada, 2.125%, 5/1/38	2,000	1,556,940
New Braunfels, TX, 5.00%, 2/1/32	795	924,164
New York City, NY, 5.25%, 10/1/39	2,000	2,325,560
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,287,504
0.00%, 8/1/37	6,580	3,931,024
Ohio, 5.00%, 5/1/35	500	593,235
Omaha, NE:
5.00%, 4/15/38	610	696,236
5.00%, 4/15/39	1,115	1,266,395
Palo Alto Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	840	662,424
Pasadena Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/39	4,840	4,959,451
4.125%, 2/15/40	3,575	3,665,698
Pasadena, TX:
4.00%, 2/15/28	500	510,525
4.00%, 2/15/29	150	153,006
4.00%, 2/15/30	440	448,571
4.00%, 2/15/31	650	662,213
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	500	518,295
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	890	774,727
Pennsylvania, 4.00%, 10/1/39	17,000	17,092,140

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pflugerville, TX, 5.00%, 8/1/36	$1,365	$ 1,566,529
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	816,440
Racine County, WI:
0.25%, 3/1/37	860	515,776
0.50%, 3/1/38	870	523,566
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	598,334
Red Oak Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	385	377,539
Redmond, WA, 5.00%, 12/1/36	1,455	1,699,935
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	613,164
Romeo Community Schools, MI, 5.00%, 5/1/30	700	742,245
Romulus, MI:
4.00%, 11/1/31	250	257,520
4.00%, 11/1/32	100	102,903
4.00%, 11/1/33	250	256,888
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	512,025
San Antonio, TX, 4.00%, 8/1/34	1,000	1,090,220
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,550,485
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	464,953
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,086,370
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	500	515,415
Spokane County School District No. 81, WA, 5.00%, 12/1/36	3,500	3,898,755
Spokane, WA, 4.00%, 12/1/36	2,980	3,051,788
Stamford, CT:
2.00%, 8/15/33	805	692,397
4.00%, 8/1/27	265	272,303
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,023,760
Texas Transportation Commission:
5.00%, 4/1/34	16,500	17,359,155
5.00%, 4/1/35	10,000	10,497,900
Tukwila, WA, 4.00%, 12/1/35	500	516,255
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/27	110	112,937
4.00%, 8/15/29	545	558,930
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,143,120
United Independent School District, TX:
4.00%, 2/15/33	350	360,847
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
United Independent School District, TX: (continued)
4.00%, 2/15/34	$535	$ 551,933
4.00%, 2/15/36	580	590,968
4.00%, 2/15/37	600	606,522
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	823,616
Vestavia Hills, AL, 4.00%, 8/1/35	800	832,856
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/34	200	223,828
Westchester County, NY, 2.00%, 10/15/33	650	572,793
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	371,383
Wisconsin, 5.00%, 5/1/35	1,340	1,488,713
Worthington City School District, OH:
0.00%, 12/1/28	325	270,878
0.00%, 12/1/29	400	322,188
0.00%, 12/1/30	920	714,923
0.00%, 12/1/31	395	295,464
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	94,129
		$263,768,552
Hospital — 9.6%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/33	$2,925	$ 3,131,768
Bexar County Hospital District, TX, 5.00%, 2/15/37	1,800	2,029,302
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	90,034
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	501,461
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	353,160
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	103,142
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/28	7,035	7,641,417
5.00%, 8/1/34	1,575	1,691,046
5.00%, 8/1/35	2,650	2,826,119
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,326,280
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	357,340
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	983,400

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	$4,000	$ 4,003,760
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	531,015
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,036,350
5.00%, 11/15/32	1,000	1,034,050
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,108,580
5.00%, 10/1/31	1,500	1,578,645
5.00%, 10/1/32	2,000	2,101,920
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	901,950
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	370	372,893
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/36	1,000	1,092,790
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,012,328
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	508,865
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,054,280
Montgomery County, OH, (Dayton Children's Hospital):
5.00%, 8/1/32	750	863,452
5.00%, 8/1/33	800	918,040
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	538,840
5.00%, 8/1/29	500	540,110
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	746,235
5.00%, 7/1/28	600	640,500
5.00%, 7/1/31	275	293,035
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	158,301
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	405	408,762
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	729,932
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/36	2,310	2,441,347
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,058,880
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	153,602
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	$625	$ 648,925
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,555	1,633,419
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	297,349
5.00%, 12/1/27	45	47,493
5.00%, 12/1/28	320	338,390
5.00%, 12/1/30	300	316,845
5.00%, 12/1/31	185	195,121
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 5.00%, 10/1/40	9,000	9,788,310
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,000	1,040,970
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	422,072
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	446,463
		$ 66,038,288
Housing — 2.5%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/32	$920	$ 1,056,905
Social Bonds, 5.00%, 12/1/32	940	1,078,490
Georgia Housing & Finance Authority, 3.65%, 12/1/32	185	187,538
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (GNMA), (FNMA), (FHLMC), 4.35%, 7/1/37	3,035	3,080,070
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
1.50%, 1/1/31	300	256,212
1.60%, 7/1/31	175	149,221
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	309,647
2019 Series A, 4.00%, 8/1/35	440	458,656
2019 Series C, 4.00%, 8/1/33	525	547,108
2019 Series C, 4.00%, 8/1/34	240	249,151
New York City Housing Development Corp., NY:
2.65%, 11/1/27	60	58,613
2.85%, 11/1/29	20	19,415
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):
2.20%, 5/1/25	190	185,734
2.40%, 11/1/26	150	145,772
New York Mortgage Agency:
2.30%, 10/1/30	1,000	915,780

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Mortgage Agency: (continued)
3.65%, 4/1/32	$120	$ 119,664
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,042,503
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,059	1,037,799
Virginia Housing Development Authority, 2.55%, 5/1/27	90	87,177
		$ 16,985,455
Insured - Bond Bank — 1.6%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 11,144,394
		$ 11,144,394
Insured - Education — 0.3%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
(AGM), 5.00%, 10/1/33	$500	$ 558,940
(AGM), 5.00%, 10/1/35	800	883,632
Troy University, AL, (AGM), 5.00%, 11/1/35	460	517,716
		$ 1,960,288
Insured - Electric Utilities — 0.7%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 5.00%, 7/1/30	$250	$ 285,053
(AGM), 5.00%, 7/1/31	275	316,971
(AGM), 5.00%, 7/1/32	465	539,395
(AGM), 5.00%, 7/1/33	360	418,860
(AGM), 5.00%, 7/1/34	365	422,560
(AGM), 5.00%, 7/1/35	310	353,803
(AGM), 5.00%, 7/1/36	500	562,005
(AGM), 5.00%, 7/1/37	490	543,714
(AGM), 5.00%, 7/1/38	405	445,585
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project J), (AGM), 4.00%, 1/1/36	310	315,313
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project M):
(AGM), 4.00%, 1/1/36	435	442,456
(AGM), 4.00%, 1/1/37	470	475,743
		$ 5,121,458
Insured - General Obligations — 1.8%
Brownsboro Independent School District, TX:
(AGM), 5.00%, 8/15/32	$645	$ 760,713
(AGM), 5.00%, 8/15/36	1,000	1,132,150
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Brownsboro Independent School District, TX: (continued)
(AGM), 5.00%, 8/15/37	$1,000	$ 1,114,430
Cattaraugus County, NY :
(AGM), 4.00%, 5/15/36	960	1,013,616
(AGM), 4.00%, 5/15/37	730	763,653
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	10	9,961
(BAM), 3.00%, 4/1/32	360	357,271
Hazelwood School District, MO, (BAM), 5.00%, 3/1/36	4,050	4,643,082
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	717,683
Yonkers, NY:
(BAM), Series 2019A, 5.00%, 5/1/31	750	853,335
(BAM), Series 2019B, 5.00%, 5/1/31	825	940,781
		$ 12,306,675
Insured - Lease Revenue/Certificates of Participation — 0.7%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 104,864
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	682,150
(AGC), 0.00%, 4/1/37	5,000	2,884,900
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	175	181,148
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	646,176
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	180	193,777
		$ 4,693,015
Insured - Special Tax Revenue — 0.1%
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	$880	$ 782,549
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	135	140,686
		$ 923,235
Insured - Transportation — 1.4%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$275	$ 288,426
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/30	1,000	1,098,540
(AGM), 5.00%, 1/1/31	1,250	1,373,137
(AGM), 5.00%, 1/1/32	1,650	1,811,898
(AGM), 5.00%, 1/1/33	2,250	2,463,930

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Orleans Aviation Board, LA: (continued)
(AGM), 5.00%, 1/1/34	$2,485	$ 2,712,030
		$ 9,747,961
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 263,438
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	277,350
(AGM), 2.00%, 10/1/34	30	25,023
		$ 565,811
Lease Revenue/Certificates of Participation — 3.8%
Aspen Fire Protection District, CO:
4.00%, 12/1/31	$250	$ 266,018
4.00%, 12/1/32	105	111,165
Broward County School Board, FL, 5.00%, 7/1/29	500	532,560
California Public Works Board, 4.00%, 5/1/36	305	318,063
Colorado Department of Transportation:
5.00%, 6/15/30	350	370,713
5.00%, 6/15/31	310	328,154
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	3,000	3,287,250
5.00%, 6/1/30	3,000	3,281,640
Crown Point Multi-School Building Corp., IN:
5.00%, 1/15/29	635	711,924
5.00%, 7/15/29	730	825,915
5.00%, 1/15/30	870	991,087
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	673,986
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	454,452
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	2,000	2,078,980
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,574,863
Mesa Water District, CA, Certificates of Participation, 5.00%, 3/15/33	350	409,640
Minnehaha County, SD, Certificates of Participation, 5.00%, 12/1/38(2)	1,425	1,615,180
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,862,622
Noblesville Multi-School Building Corp., IN, 3.00%, 7/15/33	275	275,561
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	$500	$ 526,670
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,201,537
		$ 25,697,980
Other Revenue — 7.7%
Black Belt Energy Gas District, AL, (Liq: Royal Bank of Canada), 4.00% to 12/1/31 (Put Date), 6/1/51	$2,020	$ 2,028,242
Lafayette Parish School Board, LA, Sales Tax Revenue:
5.00%, 4/1/29	320	364,083
5.00%, 4/1/30	315	364,846
5.00%, 4/1/32	325	387,936
5.00%, 4/1/34	415	497,357
5.00%, 4/1/35	425	503,570
5.00%, 4/1/36	525	610,816
5.00%, 4/1/37	500	574,945
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/34	2,425	2,662,335
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	532,500
5.00%, 4/1/29	275	292,080
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,025,776
5.00% to 6/1/29 (Put Date), 12/1/52	5,500	5,773,790
New York City Cultural Resources Trust, NY, (Carnegie Hall):
5.00%, 12/1/29	85	97,018
5.00%, 12/1/31	250	286,680
5.00%, 12/1/33	200	228,380
5.00%, 12/1/34	300	340,230
5.00%, 12/1/35	450	506,115
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,164,802
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	11,500	11,503,220
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,038,400
		$ 52,783,121
Senior Living/Life Care — 1.2%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,655	$ 1,667,032
4.00%, 1/1/31	250	251,665
4.00%, 1/1/32	350	351,134

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Baltimore County, MD, (Riderwood Village, Inc.): (continued)
4.00%, 1/1/33	$600	$ 601,380
4.00%, 1/1/34	685	684,904
4.00%, 1/1/35	615	608,918
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,651
5.00%, 11/15/30	910	918,163
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	102,856
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,051,167
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	321,582
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	932,700
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	180	181,733
Series 2016A, 5.00%, 10/1/31	325	327,619
		$ 8,051,504
Special Tax Revenue — 7.6%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/26	$100	$ 103,301
5.00%, 5/1/27	450	469,921
5.00%, 5/1/28	520	547,279
5.00%, 5/1/29	550	582,796
5.00%, 5/1/30	650	692,042
5.00%, 5/1/31	675	721,494
5.00%, 5/1/32	725	777,773
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 4.00%, 11/1/38(3)	5,300	5,300,000
Connecticut, Special Tax Obligation, (Transportation Infrastructure):
5.00%, 7/1/29	2,565	2,932,949
5.00%, 7/1/34	1,000	1,188,960
Downtown Smyrna Development Authority, GA, 4.00%, 2/1/35	360	386,593
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/29	900	955,377
5.00%, 4/1/30	950	1,008,729
5.00%, 4/1/31	895	950,329
5.00%, 4/1/32	735	780,225
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/36	$1,000	$ 1,034,670
4.00%, 8/1/37	1,995	2,014,312
5.00%, 8/1/33	1,190	1,216,275
5.25%, 11/1/37	2,500	2,948,800
2022 Series B, 4.00%, 11/1/37	5,365	5,457,922
2022 Series D, 4.00%, 11/1/37	5,660	5,789,954
2022 Series F, 5.00%, 2/1/36	1,000	1,162,080
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/37	6,950	7,108,946
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,891,980
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	3,022,355
4.00%, 3/15/39	2,900	2,917,139
		$ 51,962,201
Transportation — 6.7%
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	$70	$ 72,267
5.00%, 1/1/27	2,140	2,251,066
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/28	150	154,401
5.00%, 1/1/29	150	154,566
5.00%, 1/1/30	500	515,395
5.00%, 1/1/31	1,000	1,030,780
5.25%, 1/1/28	2,905	3,162,412
5.25%, 1/1/29	3,060	3,333,044
5.25%, 1/1/30	1,000	1,086,370
5.25%, 1/1/31	1,000	1,084,530
5.25%, 1/1/32	2,565	2,778,228
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	840	857,480
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,556,053
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	521,030
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	184,506
5.00%, 12/1/32	350	368,070
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	256,433
5.00%, 5/15/34	250	262,615

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY, 3.646%, (67% of SOFR + 0.43%), 11/1/26(1)	$1,980	$ 1,953,290
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	161,178
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	6,109,680
5.00%, 1/1/37	1,350	1,521,639
Pennsylvania Turnpike Commission:
5.00%, 12/1/35	500	565,745
5.00%, 12/1/36	1,165	1,306,827
5.00%, 12/1/38	4,000	4,106,680
5.00%, 12/1/39	1,000	1,115,960
Port Authority of New York and New Jersey, 4.00%, 7/15/36	1,390	1,457,999
Port of Seattle, WA:
5.00%, 3/1/27	100	102,308
5.00%, 3/1/29	250	255,245
Portland, ME, Airport Revenue:
Green Bonds, 5.00%, 1/1/29	225	251,177
Green Bonds, 5.00%, 1/1/31	370	415,454
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,487,272
5.00%, 7/1/31	300	332,466
5.00%, 7/1/32	660	728,647
5.00%, 7/1/33	600	660,162
5.00%, 7/1/34	450	492,543
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,258,866
		$ 45,912,384
Water and Sewer — 4.0%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 4.00%, 11/1/28(3)	$3,295	$ 3,295,000
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	822,424
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/36	1,475	1,514,869
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	275	287,306
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	606,596
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,764,532
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	534,285
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	$155	$ 158,970
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	649,025
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	620,808
4.00%, 11/1/30	670	692,318
Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/37	2,545	2,649,701
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue:
4.00%, 10/1/36	500	538,855
4.00%, 10/1/37	250	265,598
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,928,081
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	1,315	1,323,337
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,349,308
4.00%, 10/15/36	500	512,295
4.00%, 10/15/36	700	720,734
Victoria, TX, Utility System Revenue:
5.00%, 12/1/29	475	540,009
5.00%, 12/1/30	495	569,097
5.00%, 12/1/34	605	701,957
5.00%, 12/1/35	635	728,986
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	405	429,600
		$ 27,203,691
Total Tax-Exempt Municipal Obligations (identified cost $643,848,783)		$650,920,191

Short-Term Investments — 4.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(4)	29,154,183	$ 29,154,183
Total Short-Term Investments (identified cost $29,154,183)		$ 29,154,183
Total Investments — 99.3% (identified cost $673,002,966)		$680,074,374
Other Assets, Less Liabilities — 0.7%		$ 4,992,296
Net Assets — 100.0%		$685,066,670

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
At April 30, 2023, the concentration of the Portfolio’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	20.5%
Others, representing less than 10% individually	74.5%
The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Portfolio did not have any open derivative instruments at April 30, 2023.
Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $29,154,183, which represents 4.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$55,719,647	$73,716,486	$(100,281,950)	$ —	$ —	$29,154,183	$529,866	29,154,183
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$650,920,191	$ —	$650,920,191
Short-Term Investments	29,154,183	—	—	29,154,183
Total Investments	$29,154,183	$650,920,191	$ —	$680,074,374
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
Subsequent Event
As of the close of business on May 19, 2023, the Portfolio made a pro-rata distribution of its net assets to each interest holder and the Portfolio was terminated.